Finanancial instruments - Hedge accounting – bonds (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	R$ 190,902			R$ 201,202
Bond Hedges
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(190,902)			201,202
Effective portion – Gain / (Loss)	(459,289)	R$ 255,346
Loss recognized in OCI	(207,222)
Notional R$248,500, CDI +2.94% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 23, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 50,000	R$ 248,500
Borrowings, adjustment to interest rate basis			0.0294%	0.0294%
Financial instruments designated as hedging instruments, at fair value	(15,274)			R$ 25,736
Effective portion – Gain / (Loss)	(46,230)
Loss recognized in OCI	(22,526)
Notional R$247,000, CDI +2.90% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 24, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 50,000	R$ 247,000
Borrowings, adjustment to interest rate basis			0.029%	0.029%
Financial instruments designated as hedging instruments, at fair value	(14,836)			R$ 25,814
Effective portion – Gain / (Loss)	(52,821)
Loss recognized in OCI	(22,168)
Notional R$248,500, CDI +2.90% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 24, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 50,000	R$ 248,500
Borrowings, adjustment to interest rate basis			0.029%	0.029%
Financial instruments designated as hedging instruments, at fair value	(15,961)			R$ 24,307
Effective portion – Gain / (Loss)	(45,443)
Loss recognized in OCI	(21,785)
Notional R$375,263, CDI +2.99% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 30, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 75,000	R$ 375,263
Borrowings, adjustment to interest rate basis			0.0299%	0.0299%
Financial instruments designated as hedging instruments, at fair value	(26,179)			R$ 33,213
Effective portion – Gain / (Loss)	(53,814)
Loss recognized in OCI	(31,664)
Notional R$250,700, CDI +2.99% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 30, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 50,000	R$ 250,700
Borrowings, adjustment to interest rate basis			0.0299%	0.0299%
Financial instruments designated as hedging instruments, at fair value	(17,846)			R$ 21,615
Effective portion – Gain / (Loss)	(38,391)
Loss recognized in OCI	(20,976)
Notional R$250,110, CDI +2.98% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 30, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 50,000	R$ 250,110
Borrowings, adjustment to interest rate basis			0.0298%	0.0298%
Financial instruments designated as hedging instruments, at fair value	(17,403)			R$ 22,209
Effective portion – Gain / (Loss)	(45,649)
Loss recognized in OCI	(21,126)
Notional R$127,353, CDI +2.99% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on July 15, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 25,000	R$ 127,353
Borrowings, adjustment to interest rate basis			0.0299%	0.0299%
Financial instruments designated as hedging instruments, at fair value	(10,374)			R$ 8,912
Effective portion – Gain / (Loss)	(30,233)
Loss recognized in OCI	(10,042)
Notional R$127,353, CDI +2.99%, Two | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on July 15, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 25,000	R$ 127,353
Borrowings, adjustment to interest rate basis			0.0299%	0.0299%
Financial instruments designated as hedging instruments, at fair value	(10,455)			R$ 8,744
Effective portion – Gain / (Loss)	(23,493)
Loss recognized in OCI	(9,954)
Notional R$259,890, CDI +2.96% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on July 16, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 50,000	R$ 259,890
Borrowings, adjustment to interest rate basis			0.0296%	0.0296%
Financial instruments designated as hedging instruments, at fair value	(24,793)			R$ 12,290
Effective portion – Gain / (Loss)	(39,158)
Loss recognized in OCI	(18,587)
Notional R$131,025, CDI +3.00% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on August 6, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 25,000	R$ 131,025
Borrowings, adjustment to interest rate basis			0.03%	0.03%
Financial instruments designated as hedging instruments, at fair value	(12,101)			R$ 5,654
Effective portion – Gain / (Loss)	(30,378)
Loss recognized in OCI	(9,661)
Notional R$130,033, CDI +2.85% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on August 10, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 25,000	R$ 130,033
Borrowings, adjustment to interest rate basis			0.0285%	0.0285%
Financial instruments designated as hedging instruments, at fair value	(12,917)			R$ 6,808
Effective portion – Gain / (Loss)	(30,379)
Loss recognized in OCI	(9,321)
Notional R$130,878, CDI +2.81% | Bond Hedges | Hedged items, due June 16, 2028 [Member] | Hedged items, traded on August 11, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional			$ 25,000	R$ 130,878
Borrowings, adjustment to interest rate basis			0.0281%	0.0281%
Financial instruments designated as hedging instruments, at fair value	(12,763)			R$ 5,900
Effective portion – Gain / (Loss)	(23,300)
Loss recognized in OCI	R$ (9,412)